Going Concern and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life	The Company calculates depreciation using the straight-line method with estimated useful life as follows:
Item	Useful Life
Mining equipments	10 years

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years